Income Taxes - Components of Net Deferred Tax Asset (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Deferred tax asset	$ 47,675	$ 53,785
Deferred tax liability	(2,202)	(2,462)
Net deferred tax asset	45,473	51,323
Financial statement allowance for credit losses in excess of tax allowance	11,509	10,128
Excess of depreciation deducted for tax purposes over the amounts deducted in the financial statements	(1,546)	(1,801)
Financial statement deduction for deferred compensation in excess of deduction for tax purposes	1,487	1,464
Financial statement income on FHLB stock dividends not recognized for tax purposes	(327)	(327)
Financial statement off-balance sheet exposure allowance for credit losses in excess of tax allowance	822	1,604
Unrealized loss on securities available-for-sale	31,195	39,073
Equity based compensation	1,355	1,224
Other items, net	978	(42)
Domestic Tax Authority [Member]
Deferred tax asset	36,034	40,690
Deferred tax liability	(1,654)	(1,850)
State and Local Jurisdiction [Member]
Deferred tax asset	11,641	13,095
Deferred tax liability	$ (548)	$ (612)